LOANS PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 26, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt default long term debt amount		$ 93,000		$ 93,000
Debt instrument interest rate				5.00%
Penalty		917		$ 1,229
Cash		26,537		41,870	$ 41,951
Maturity date	Apr. 18, 2024
Debt discount		11,105		18,070
Interest expense debt		1,798	$ 699	12,779	1,306
Amortization of debt discount		19,956	0	1,096
Loans payable		424,150		422,150	28,000
Amortization of debt discount		26,923		11,026
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 100,000
Cash	$ 75,000
Maturity date	Apr. 18, 2024
Debt discount	$ 25,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Borrowings		2,000	$ 160,000	394,150	40,500
Repayment of debt				0	12,500
Loans payable		424,150		422,150	28,000
Accrued interest		15,883		14,085	1,306
Amortization of debt discount		$ 3,948		$ 23,904	$ 0